Label	Element	Value
Bitwise MSTR Option Income Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bitwise MSTR Option Income Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to provide exposure to the price return of common shares of MicroStrategy Incorporated (Nasdaq: MSTR) (“MSTR”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 02, 2027
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Fund Shares at the end of those periods. This example assumes that the fee waiver and expense reimbursement agreement described will be terminated following April 2, 2027. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks to provide current income while providing exposure to the share price (i.e., the price returns) of the common stock of MSTR, subject to a limit on potential investment gains. The Fund seeks to achieve these investment objectives through the use of a synthetic covered call strategy. The Fund seeks to provide its synthetic exposure to the price return of MSTR through the purchase and sale of a combination of call and put option contracts that utilize MSTR as the reference asset. The Fund will also sell call options that utilize MSTR as the reference asset. These sold call options provide income in the form of option premiums but will also limit the degree to which the Fund will participate in investment gains experienced by MSTR.

The Fund will invest at least 80% of its net assets plus borrowings in options contracts that utilize MSTR as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts and/or FLexible EXchange® options (“FLEX Options”) that utilize MSTR as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options. The FLEX Options held by the Fund may be either physical or cash settled.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, MSTR) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its exposure to MSTR through the use of options contracts that use MSTR as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy,” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to MSTR. The Fund’s synthetic exposure to MSTR is achieved through the combination of purchasing call options and selling put options generally at the same strike price, which synthetically creates the upside and downside participation in the price returns of MSTR. The Fund will primarily gain exposure to increases in value experienced by MSTR through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by MSTR through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of MSTR both on the upside and downside. The Fund intends to continuously maintain exposure to MSTR through the use of options. When such options expire or are exercised, the Fund will enter into new options. This is a practice referred to as “rolling.” The Fund’s practice of rolling options may result in higher levels of portfolio turnover.

As the primary means by which the Fund intends to generate income, the Fund will sell call options that reference MSTR at a strike price that is expected to be approximately between 0% and 15% above the then-current share price of MSTR. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of MSTR’s share price beyond a certain point. If the share price of MSTR increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if MSTR’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to MSTR and the sold MSTR call positions) will limit the Fund’s participation in gains of MSTR’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of MSTR into current income. Such income may be less than the upside return of MSTR. It is expected that the call options the Fund will sell to generate options premiums will generally have expirations of approximately one year or less and will be held to or close to expiration.

In addition to the options contracts, the Fund will also invest in cash and short-term U.S. Treasury securities, which will serve to collateralize the Fund’s options positions and provide additional income. The market value of the cash and short-term U.S. Treasury securities held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to MSTR equal to at least 100% of the Fund’s total assets.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which MSTR is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which MSTR is assigned). As of December 1, 2024, MSTR is assigned to the “software & services” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in MSTR.

2.	The Fund’s strategy is subject to all potential losses if shares of MSTR decrease in value, which may not be offset by income received by the Fund.

3.	The Fund does not invest directly in shares of MSTR.

4.	Fund shareholders are not entitled to any MSTR dividends.

Additional Information About MSTR

MicroStrategy Incorporated develops enterprise analytics software solutions. It is also an operating company committed to the continued development of the Bitcoin network through its activities in the financial markets, advocacy and technology innovation. A primary source of the MSTR’s value is the amount of bitcoin it holds. As of February 10, 2025, it has been reported that MSTR held approximately 478,740 bitcoin, valued at around $46.64 billion. MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MicroStrategy Incorporated pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding MicroStrategy Incorporated can be located by reference to the Securities and Exchange Commission file number 001-42509 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MicroStrategy Incorporated may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding MicroStrategy Incorporated from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding MicroStrategy Incorporated is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning MicroStrategy Incorporated could affect the value of the Fund’s investments with respect to MSTR and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor any of their respective affiliates, make any representations to investors as to the performance of MSTR.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest at least 80% of its net assets plus borrowings in options contracts that utilize MSTR as the reference asset.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.imstetf.com and will provide some indication of the risks of investing in the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.imstetf.com and will provide some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.imstetf.com
Bitwise MSTR Option Income Strategy ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bitwise MSTR Option Income Strategy ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bitwise MSTR Option Income Strategy ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.
Bitwise MSTR Option Income Strategy ETF | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that a particular security, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any such circumstance could have a materially negative impact on the value of Fund Shares and result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Fund Shares may widen.

Bitwise MSTR Option Income Strategy ETF | Covered Call Strategy Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Covered Call Strategy Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

The covered call strategy utilized by the Fund is “synthetic” because the Fund’s exposure to the price return of MSTR is derived through options exposure, rather than direct holdings of the shares of MSTR. Because such exposure is synthetic, it is possible that the Fund’s participation in the price return of MSTR may not be as precise as if the Fund were directly holding shares of MSTR.

Bitwise MSTR Option Income Strategy ETF | MSTR Investing Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock

MSTR Investing Risks. The Fund will have significant exposure to MSTR through its investments in options contracts that utilize MSTR as the reference asset. Accordingly, the Fund will be subject to the risks of MSTR, set forth below.

MSTR-Issuer Specific Risks. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, MSTR faces risks related to its bitcoin acquisition strategy, including: the various risks associated with bitcoin; the risks associated with bitcoin being a highly volatile asset; the risk that the company’s historical financial statements do not reflect the potential variability in earnings that the company may experience in the future relating to its bitcoin holdings; the risk that the availability of spot bitcoin exchange-traded products may adversely affect the market price of MSTR; the risk of enhanced regulatory oversight; concentration risk; liquidity risk; and counterparty risk, particularly with respect to custodians. MSTR also faces risks related to its enterprise analytics software business strategy, including: risks relating to its dependence on revenue from a single software platform and related services as well as revenue from its installed customer base; the risk that as customers increasingly shift from a product license model to a cloud subscription model, the company could face higher future rates of attrition, and such a shift could continue to affect the timing of revenue recognition or reduce product licenses and product support revenues, which could materially adversely affect the company’s operating results; the risk that if the company is unable to develop and release new software product offerings or enhancements to its existing offerings in a timely and cost-effective manner, the company’s business, operating results, and financial condition could be materially adversely affected; and the risk the company’s software may be susceptible to undetected errors, bugs, or security vulnerabilities, which could cause problems with how the software performs and, in turn, reduce demand for the company’s software, reduce its revenue, and lead to litigation claims against the company.

Bitcoin Risk. MSTR’s value is significantly influenced by the large amount of bitcoin it holds. Bitcoin is a relatively new innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The value of bitcoin has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The slowing, stopping or reversing of the development of the Bitcoin network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact the digital asset trading venues on which bitcoin trades. The Bitcoin blockchain may contain flaws that can be exploited by hackers. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales.” Transactions of these holders may influence the price of bitcoin.

Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and the digital asset trading venues on which it trades are largely unregulated and highly fragmented, and digital asset trading venues may be operating out of compliance with regulations. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin network or restrict the use of bitcoin. MSTR may also be negatively impacted by regulatory enforcement actions against the digital asset trading venues upon which bitcoin trades. Such actions could significantly reduce the number of venues upon which bitcoin trades and could negatively impact the price of bitcoin. In addition, digital asset trading venues, bitcoin miners, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin network. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin and shares of MSTR.

The Bitcoin network is maintained and secured by a group of validators who “mine” bitcoin, which involves contributing computer power to the network to validate transactions, maintain security and finalize settlement. The Bitcoin blockchain relies on a consensus mechanism whereby miners agree on the accurate state of the database. If a malicious actor (or group of actors) were to gain control of more than 50% of the mining (or “hash”) power in the network, even temporarily, they would have the ability to block new transactions from being confirmed and could, over time, reverse or reorder prior transactions. Although it may be challenging for a malicious actor (or group of actors) to gain control of 50% of the mining (or “hash”) power in the Bitcoin blockchain, such an attack would significantly impact the value of bitcoin.

A blockchain is a public database that is updated, shared and maintained across many computers in a network. The software that powers a blockchain is known as its protocol. Like all software, these protocols may update or change from time to time. In the case of the Bitcoin protocol, updates are made based on proposals submitted by developers, but only if a majority of the users and miners adopt the new proposals and update their individual copies of the protocol. Certain upgrade proposals to a blockchain may not be accepted by all the participants in an ecosystem. If one significant group adopts a proposed upgrade and another does not – or if groups adopt different upgrades – this can result in a “fork” of the blockchain, wherein two distinct sets of users and validators, or users and miners, run two different versions of a protocol. If the versions are sufficiently different such that the two versions of the protocol cannot simultaneously maintain and update a shared record of the blockchain database, it is called a “hard fork.” A hard fork can result in the creation of two competing blockchains, each with its own native digital assets. For instance, on August 1, 2017, two factions in the Bitcoin community could not agree on whether or not to adopt an upgrade to the Bitcoin protocol related to how to scale throughput on the blockchain. The disagreement created a fork, with the smaller group taking the name “Bitcoin Cash” and running its own blockchain and related native digital asset. The larger group retained the name Bitcoin for its blockchain and held bitcoin as the native digital asset. Additional forks of the Bitcoin blockchain are possible. A large-scale fork could introduce risk, uncertainty, or confusion into the Bitcoin blockchain, or could fraction the value of the main blockchain and its native digital asset, which could significantly impact the value of bitcoin and shares of MSTR. Additionally, a hack of the Bitcoin blockchain or one or more projects that interact with or that are built on top of the Bitcoin blockchain could negatively impact the price of bitcoin, whether it leads to another hard fork or not, and thereby the value of MSTR.

The Bitcoin blockchain and its native digital asset, bitcoin, face numerous challenges to gaining widespread adoption as an alternative payments system, including the slowness of transaction processing and finality, variability in transaction fees and volatility in bitcoin’s price. It is not clear that the Bitcoin blockchain or bitcoin can overcome these and other impediments, which could harm the long-term adoption of the Bitcoin blockchain and bitcoin as an alternative payment system, and thereby negatively impact the price of bitcoin. In addition, alternative public blockchains have been developed and may in the future develop that compete with the Bitcoin blockchain and may have significant advantages as alternative payment systems, including higher throughput, lower fees, faster settlement and finalization, and the ability to facilitate untraceable and/or privacy-shielded transactions through the use of zero-knowledge cryptography or other means. It is possible that these alternative public blockchains and their native digital assets may be more successful than the Bitcoin blockchain and bitcoin in gaining adoption as an alternative payments system, which could limit the long-term adoption of the Bitcoin blockchain and bitcoin, thereby negatively impact the price of bitcoin. Such alternative public blockchains, such as the Ethereum network, allow users to write and implement smart contracts—that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create other digital assets. Furthermore, traditional payment systems may improve their own technical capabilities and offer faster settlement times, faster finalization and lower fees. This could make it more difficult for the Bitcoin blockchain and bitcoin to gain traction as an alternative payments system, which could limit the long-term adoption of the Bitcoin blockchain and bitcoin, and thereby negatively impact the price of bitcoin. Finally, one means by which the ecosystem surrounding the Bitcoin blockchain has attempted to mitigate concerns about the slowness of transaction processing and finality, and the variability of transaction fees, has been through the development of so-called Layer 2 networks, including the “Lightning Network.” Layer 2 networks are separate blockchains built on top of “Layer 1” blockchains like the Bitcoin blockchain for the purpose of augmenting the throughput of the Layer 1 blockchain, and often, providing lower fees for transaction processing and faster settlement. Layer 2 blockchains introduce certain risks into the Bitcoin ecosystem that should be considered. For instance, Layer 2 blockchains are a relatively new and still developing technology. Technological issues – including hacks, bugs, or failures – could introduce risk or harm confidence in the Bitcoin ecosystem, which could negatively impact the price of bitcoin. In addition, users may choose to settle an increasing share of transactions on Layer 2 blockchains, which could negatively impact the transaction activity on, and the amount of fee revenue generated by, the Bitcoin blockchain itself, which could negatively impact the price of bitcoin. If these or other developments negatively impact the price of bitcoin, this would negatively impact the value of the bitcoin.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Indirect Investment Risk. MicroStrategy Incorporated is not affiliated with the Trust, the Fund, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser or any affiliate are not responsible for the performance of MSTR and make no representation as to the performance of MSTR. Investing in the Fund is not equivalent to investing in MSTR. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to MSTR.

Information Technology Companies Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Bitwise MSTR Option Income Strategy ETF | Digital Assets Risk [Member]
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Digital Assets Risk. MSTR has substantial holdings of bitcoin. Accordingly, it is subject to the risks associated with such holdings as set forth below.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The bitcoin held by MSTR will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal MSTR’s bitcoin. To the extent that MSTR is unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, MSTR’s bitcoin may be subject to theft, loss, destruction or other attack.

MSTR has put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by MSTR, and the security procedures may not protect against all errors, software flaws or other vulnerabilities in MSTR’s technical infrastructure, which could result in theft, loss or damage of its assets. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus rather than segregated basis, which creates greater risk of loss.

The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of a MSTR employee, and, as a result, an unauthorized party may obtain access to MSTR accounts in which its bitcoin is held, the relevant private keys (and therefore bitcoin) or other data or property of MSTR. Additionally, outside parties may attempt to fraudulently induce employees of MSTR to disclose sensitive information in order to gain access to MSTR’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service or sabotage systems change frequently or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, MSTR may be unable to anticipate these techniques or implement adequate preventative measures.

Digital Asset Market and Volatility Risk. The prices of digital assets, to which MSTR has significant exposure, have historically been highly volatile. The value of such assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The value of the Fund’s investments in instruments that provide exposure to MSTR – and therefore the value of an investment in the Fund – could decline significantly and without warning. If you are not prepared to accept significant and unexpected changes in the value of the Fund, you should not invest in the Fund.

Digital Asset Regulatory Risk. There is a lack of consensus regarding the regulation of digital assets, including bitcoin, and their markets. As a result of the growth in the size of the digital asset market, as well as recent events in the digital asset market, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service, state financial institution regulators, and others) have been examining the operations of digital asset networks, digital asset users and the digital asset markets. Many of these state and federal agencies have brought enforcement actions or issued consumer advisories regarding the risks posed by digital assets to investors. Ongoing and future regulatory actions with respect to digital assets generally or bitcoin in particular may alter, perhaps to a materially adverse extent, the nature of an investment in the shares of MSTR.

Irrevocability of Transactions Risk. Digital asset transactions are typically not reversible without the consent and active participation of the recipient of the transaction. Once a transaction has been verified and recorded in a block that is added to the blockchain, an incorrect transfer or theft of bitcoin generally will not be reversible, and MSTR may not be capable of seeking compensation for any such transfer or theft. It is possible that, through computer or human error, or through theft or criminal action, MSTR’s bitcoin could be transferred from its account in incorrect amounts or to unauthorized third parties, or to uncontrolled accounts.

Such events have occurred in connection with digital assets in the past. For example, in September 2014, the Chinese digital asset platform Huobi announced that it had sent approximately 900 bitcoin and 8,000 Litecoin (worth approximately $400,000 at the prevailing market prices at the time) to the wrong customers. To the extent that MSTR is unable to seek a corrective transaction with such third-party or is incapable of identifying the third-party which has received MSTR’s bitcoin through error or theft, MSTR will be unable to revert or otherwise recover incorrectly transferred bitcoin. MSTR will also be unable to convert or recover its bitcoin transferred to uncontrolled accounts. To the extent that MSTR is unable to seek redress for such error or theft, such loss could adversely affect the value of its shares.

Bitwise MSTR Option Income Strategy ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Bitwise MSTR Option Income Strategy ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard to its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not associated with any of the clearing member’s individual customers by name. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Bitwise MSTR Option Income Strategy ETF | Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to MSTR and the industry to which it is assigned. As of December 1, 2024, MSTR is assigned to the “software & services” industry group of the information technology sector. Please see “Information Technology Companies Risk” for a discussion regarding the risks of an investment in such companies.

Bitwise MSTR Option Income Strategy ETF | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Bitwise MSTR Option Income Strategy ETF | Debt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Bitwise MSTR Option Income Strategy ETF | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Bitwise MSTR Option Income Strategy ETF | FLEX Options Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Bitwise MSTR Option Income Strategy ETF | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

Bitwise MSTR Option Income Strategy ETF | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Bitwise MSTR Option Income Strategy ETF | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk. While the Fund does not seek leveraged exposure to MSTR, the Fund seeks to achieve and maintain the exposure to the price of MSTR by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and, as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Bitwise MSTR Option Income Strategy ETF | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The market for options on MSTR may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options on MSTR.

Bitwise MSTR Option Income Strategy ETF | New Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
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New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Bitwise MSTR Option Income Strategy ETF | Non-Diversification Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Bitwise MSTR Option Income Strategy ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Bitwise MSTR Option Income Strategy ETF | Options Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Bitwise MSTR Option Income Strategy ETF | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. The Fund may experience high levels of portfolio turnover. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Bitwise MSTR Option Income Strategy ETF | Special Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Special Tax Risk. The Fund intends to qualify as a “regulated investment company” or “RIC.” If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which may allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may lose its own status as a RIC if tax positions reflected by such options are large enough.

Bitwise MSTR Option Income Strategy ETF | Structural ETF Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bitwise MSTR Option Income Strategy ETF | U.S. Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Bitwise MSTR Option Income Strategy ETF | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Bitwise MSTR Option Income Strategy ETF | Bitwise MSTR Option Income Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 314

[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[2]	The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses) do not exceed 0.95% of average daily net assets until April 2, 2027. This Agreement may be terminated by the Trust, on behalf of the Fund, at any time and by the Fund’s investment adviser after April 2, 2027 upon sixty (60) days’ written notice to the Fund.